Gains and losses on disposal and main changes in scope of consolidation - Disposals - Available for sale securities (Details) - Investments securities, BT Shares [member] € in Millions, £ in Millions	Jan. 29, 2016 GBP (£)	Jan. 29, 2016 EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Equity interest (as a percent)	4.00%	4.00%	2.49%	2.67%
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
BT shares received as remuneration for the disposal of EE	£ 1,877	€ 2,462